Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

September 1, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FlexShares Trust (811-22555; 333-173967)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (the “Amendment”) of the FlexShares Trust (the “Trust”). The Amendment is being filed pursuant to the Securities Act of 1933, as amended, and the applicable rules thereunder, and the Investment Company Act of 1940, as amended, and the applicable rules thereunder.

The Amendment is being filed to add information and revise disclosure. We request that the Securities and Exchange Commission declare the Registration Statement on Form N-1A, including Pre-Effective Amendments thereto, effective September 6, 2011 or as soon thereafter as is reasonably practicable.

As requested in the Staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments may be directed to me at (215) 988-1137, or in my absence, Jillian Bosmann at (215) 998-3307.

Very truly yours,

/s/ Mary Jo Reilly
Mary Jo Reilly

Enclosures

cc:	Craig R. Carberry, Esq.
Diana McCarthy, Esq.